VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par
	(000’s)	Value
CORPORATE BONDS: 79.4%
Argentina: 0.1%
Genneia SA 144A 8.75%, 09/02/27	$100	$92,396
Australia: 0.6%
Bank of China Ltd./Sydney Reg S 0.75%, 09/29/24	200	195,223
National Australia Bank Ltd. 3.62%, 06/20/23	375	387,452
		582,675
Bermuda: 0.4%
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29 †	350	371,000
Brazil: 2.1%
Banco BTG Pactual SA 144A 2.75%, 01/11/26	250	235,856
Fibria Overseas Finance Ltd. 5.50%, 01/17/27	375	412,331
FS Luxembourg Sarl 144A 10.00%, 12/15/25	300	319,943
Klabin Austria GmbH 144A 7.00%, 04/03/49	150	164,242
Klabin Finance SA 144A 4.88%, 09/19/27 †	465	487,908
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28 †	250	256,750
Suzano Austria GmbH 144A 5.75%, 07/14/26	250	280,179
		2,157,209
British Virgin Islands: 0.4%
Amipeace Ltd. Reg S 1.75%, 11/09/26	250	244,234
Beijing Capital Polaris Investment Co. Ltd. Reg S 2.80%, 03/18/23	200	201,084
		445,318
Canada: 1.3%
Alimentation Couche-Tard, Inc. 144A 3.62%, 05/13/51	150	149,132
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	100	103,750
Bank of Nova Scotia 2.38%, 01/18/23	225	227,945
Brookfield Finance, Inc. 2.72%, 04/15/31	250	244,908
Canadian Imperial Bank of Commerce 0.95%, 10/23/25 †	250	240,492
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	300	278,824
Tucson Electric Power Co. 1.50%, 08/01/30	150	137,551
		1,382,602
	Par
	(000’s)	Value
Cayman Islands: 0.4%
Saudi Electricity Global Sukuk Co. 5 Reg S 1.74%, 09/17/25	$400	$392,783
Chile: 1.0%
Colbun SA 144A 3.15%, 01/19/32	300	286,446
Inversiones CMPC SA 144A 4.38%, 04/04/27 †	250	266,411
Inversiones Latin America Power Ltda Reg S 5.12%, 06/15/33	198	179,069
Sociedad Quimica y Minera de Chile SA 144A 3.50%, 09/10/51	300	274,166
		1,006,092
China: 7.5%
Bank of China Ltd. Reg S 0.95%, 09/21/23	450	445,644
1.00% (United States Secured Overnight Financing Rate+0.95%), 10/17/22	200	200,820
1.02% (ICE LIBOR USD 3 Month+0.83%), 06/07/23	200	201,020
1.04% (ICE LIBOR USD 3 Month+0.88%), 11/22/22	300	300,676
Central China Real Estate Ltd. Reg S 7.50%, 07/14/25	200	99,500
China Construction Bank Corp. Reg S
0.92% (ICE LIBOR USD 3 Month+0.66%), 10/22/22	400	400,908
1.00%, 08/04/23	200	198,347
1.25%, 08/04/25	400	392,410
China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400	386,599
CIFI Holdings Group Co. Ltd. Reg S 5.95%, 10/20/25	400	353,000
ICBCIL Finance Co. Ltd. Reg S
1.21% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	400	401,412
Industrial & Commercial Bank of China Ltd. Reg S
0.88% (ICE LIBOR USD 3 Month+0.67%), 09/16/22	200	200,393
0.98% (ICE LIBOR USD 3 Month+0.72%), 04/25/22	425	425,258
0.99% (ICE LIBOR USD 3 Month+0.78%), 09/16/24	800	805,314
1.03% (ICE LIBOR USD 3 Month+0.83%), 06/14/23	400	402,320
1.09% (ICE LIBOR USD 3 Month+0.83%), 04/25/24	200	201,473
2.25%, 09/16/22	200	201,039
2.88%, 10/12/22	300	302,727
Industrial Bank Co. Ltd. Reg S

1

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s)	Value
China (continued)
1.12%, 11/06/23	$400	$394,782
Jiangxi Provincial Water Conservancy Investment Group China Ltd. Reg S 3.40%, 12/05/22	200	202,620
KWG Group Holdings Ltd. Reg S 6.00%, 08/14/26	200	109,100
Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	200	206,312
Shanghai Pudong Development Bank Co. Ltd./London Reg S
1.00% (ICE LIBOR USD 3 Month+0.70%), 10/29/22	200	200,073
Shuifa International Holdings BVI Co. Ltd. Reg S 4.00%, 03/24/24	200	190,084
Wuhan Metro Group Co. Ltd. Reg S 2.96%, 09/24/24	200	204,083
Yuzhou Group Holdings Co. Ltd. Reg S
6.35%, 01/13/27	200	45,500
7.85%, 08/12/26	200	45,500
Zhenro Properties Group Ltd. Reg S
6.63%, 01/07/26	200	86,000
7.10%, 09/10/24	200	89,000
7.35%, 02/05/25	200	86,500
		7,778,414
Colombia: 0.3%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	300	322,924
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	96	101,006
France: 0.6%
Electricite de France SA 144A 3.62%, 10/13/25	600	628,743
Georgia: 0.2%
Georgian Railway JSC 144A 4.00%, 06/17/28	250	246,875
Germany: 3.6%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	950	870,213
1.00%, 10/01/26	600	582,218
1.75%, 09/14/29 †	1,750	1,741,748
2.00%, 09/29/22	300	302,572
Landesbank Baden- Wuerttemberg Reg S 2.38%, 05/31/22	200	201,302
		3,698,053
Hong Kong: 2.2%
Franshion Brilliant Ltd. Reg S 4.00%, 06/21/24	200	197,432
	Par
	(000’s)	Value
Hong Kong (continued)
ICBCIL Finance Co. Ltd. Reg S 2.25%, 11/02/26	$200	$196,186
Industrial & Commercial Bank of China Ltd./Hong Kong Reg S 1.62%, 10/28/26	400	392,643
Industrial Bank Co. Ltd. Reg S 0.88%, 06/10/24	200	196,040
Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	200	204,334
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	400	409,266
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	400	378,422
Shimao Group Holdings Ltd. Reg S 5.20%, 01/16/27	250	111,250
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	200	188,160
		2,273,733
India: 3.3%
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	350	351,872
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy 144A 6.25%, 12/10/24	50	53,263
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Reg S 6.25%, 12/10/24	200	213,050
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash 144A 4.62%, 10/15/39	186	181,128
India Green Energy Holdings 144A 5.38%, 04/29/24 †	150	151,851
Indian Railway Finance Corp. Ltd. 144A 3.57%, 01/21/32	200	199,840
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200	209,334
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	338	315,553
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200	205,270
REC Ltd. Reg S 3.88%, 07/07/27	200	205,860
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	150	152,250
ReNew Power Synthetic 144A 6.67%, 03/12/24	500	515,625

2

	Par
	(000’s)	Value
India (continued)
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	$200	$190,449
State Bank of India/London Reg S 4.50%, 09/28/23	400	416,762
		3,362,107
Indonesia: 0.6%
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	550	575,198
Israel: 0.5%
Bank Hapoalim BM 144A Reg S 3.25% (US Treasury Yield Curve Rate T 5 Year+2.15%), 01/21/32	500	488,750
Japan: 2.1%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200	191,889
Marubeni Corp. Reg S 1.58%, 09/17/26	200	193,147
Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	250	254,694
Norinchukin Bank 144A
1.28%, 09/22/26	200	193,904
2.08%, 09/22/31	300	289,009
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24	250	244,859
2.47%, 01/14/29	200	198,500
Sumitomo Mitsui Trust Bank Ltd. 144A 1.55%, 03/25/26	275	269,223
Toyota Motor Credit Corp. 2.15%, 02/13/30 †	300	294,201
		2,129,426
Luxembourg: 0.9%
Bank of China Ltd. Reg S 1.40%, 04/28/26	200	194,774
European Investment Bank 1.62%, 05/13/31 †	700	689,338
		884,112
Mauritius: 0.8%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	200	196,730
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	150	148,239
India Airport Infra 144A 6.25%, 10/25/25	200	192,523
India Cleantech Energy 144A 4.70%, 08/10/26	150	149,269
India Green Power Holdings 144A
	Par
	(000’s)	Value
Mauritius (continued)
4.00%, 02/22/27	$200	$194,260
		881,021
Mexico: 0.3%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	400	367,650
Netherlands: 3.3%
ABN AMRO Bank NV 144A 2.47% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/13/29	350	336,688
Cooperatieve Rabobank UA 144A 1.00% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/24/26 †	450	430,850
1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27	550	524,791
Greenko Dutch BV 144A 3.85%, 03/29/26	493	486,088
ING Groep NV 144A 1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26	450	438,368
4.62%, 01/06/26	650	710,757
NXP BV / NXP Funding LLC / NXP USA, Inc. 144A 2.50%, 05/11/31	550	527,079
		3,454,621
Philippines: 0.2%
Bank of the Philippine Islands Reg S 2.50%, 09/10/24	200	205,921
Portugal: 0.4%
EDP Finance BV 144A 1.71%, 01/24/28	400	375,846
Qatar: 0.2%
QNB Finance Ltd. Reg S 1.62%, 09/22/25	200	195,842
Saudi Arabia: 0.7%
Arab Petroleum Investments Corp. 144A 1.48%, 10/06/26	400	389,892
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	300	293,619
		683,511
Singapore: 1.8%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	298	295,020
DBS Group Holdings Ltd. 144A
0.88% (ICE LIBOR USD 3 Month+0.62%), 07/25/22	250	250,541
Greenko Investment Co. 144A 4.88%, 08/16/23	200	201,366

3

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s)	Value
Singapore (continued)
Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	$400	$415,500
Industrial & Commercial Bank of China Ltd./Singapore Reg S 1.00%, 10/28/24	450	440,990
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	210	223,510
		1,826,927
South Korea: 2.2%
Hanwha Energy USA Holdings Corp. 144A 2.38%, 07/30/22	150	150,638
Hyundai Capital Services, Inc. 144A 1.25%, 02/08/26	300	288,181
Kia Corp. 144A 1.75%, 10/16/26	400	389,404
Korea Electric Power Corp. 144A 2.50%, 06/24/24	350	357,908
Korea Water Resources Corp. Reg S 3.88%, 05/15/23	200	206,557
LG Chem Ltd. 144A
1.38%, 07/07/26	200	192,592
2.38%, 07/07/31	225	214,448
3.25%, 10/15/24	250	259,307
3.62%, 04/15/29 †	250	266,966
		2,326,001
Spain: 0.9%
Avangrid, Inc.
3.20%, 04/15/25	531	549,717
3.80%, 06/01/29	400	427,875
		977,592
Supranational: 8.1%
Asian Development Bank
1.75%, 08/14/26	275	276,771
2.12%, 03/19/25	400	408,617
2.38%, 08/10/27	300	310,398
3.12%, 09/26/28	450	488,368
Central American Bank for Economic Integration Reg S 1.01% (ICE LIBOR USD 3 Month+0.85%), 11/15/24	200	201,343
European Bank for Reconstruction & Development
1.50%, 02/13/25	500	500,823
1.62%, 09/27/24	500	503,504
European Investment Bank
0.75%, 09/23/30 †	600	549,750
1.62%, 10/09/29 †	380	375,076
2.12%, 04/13/26	800	817,617
2.38%, 05/24/27	800	829,342
2.50%, 10/15/24 †	450	463,898
	Par
	(000’s)	Value
Supranational (continued)
European Investment Bank 144A 2.88%, 06/13/25	$750	$784,386
International Bank for Reconstruction & Development
2.12%, 03/03/25 †	430	438,809
3.12%, 11/20/25	375	394,711
International Finance Corp.
2.00%, 10/24/22	150	151,476
2.12%, 04/07/26	894	914,579
		8,409,468
Sweden: 0.5%
Swedbank AB 144A 1.54%, 11/16/26 †	500	487,527
United Arab Emirates: 0.8%
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	200	210,685
4.64%, 05/14/29	400	437,002
Sweihan PV Power Co. PJSC 144A 3.62%, 01/31/49	200	193,386
		841,073
United Kingdom: 1.0%
Atlantica Sustainable Infrastructure Plc 144A 4.12%, 06/15/28	200	191,446
NatWest Group Plc 2.36% (US Treasury Yield Curve Rate T 1 Year+2.15%), 05/22/24	300	302,670
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300	281,998
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200	210,904
		987,018
United States: 30.0%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	200	203,800
AES Corp.
1.38%, 01/15/26	350	334,687
2.45%, 01/15/31 †	455	429,245
Agricultural Bank of China Ltd. Reg S 1.25%, 01/19/26	200	194,192
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	350	324,849
3.80%, 04/15/26	200	213,833
Apple, Inc.
2.85%, 02/23/23	125	127,250
3.00%, 06/20/27	1,000	1,049,013

4

	Par
	(000’s)	Value
United States (continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A
3.25%, 09/01/28	$250	$238,996
4.00%, 09/01/29 †	525	500,979
Arizona Public Service Co.
2.65%, 09/15/50	200	167,673
AvalonBay Communities, Inc.
2.05%, 01/15/32	250	237,153
Boston Properties LP
2.45%, 10/01/33	400	373,017
2.55%, 04/01/32	350	337,179
3.40%, 06/21/29	425	440,037
4.50%, 12/01/28	400	442,243
Citigroup, Inc. 1.68% (United States Secured Overnight Financing Rate+1.67%), 05/15/24	750	752,657
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	400	377,294
4.75%, 03/15/28	425	438,139
Dana, Inc.
4.25%, 09/01/30 †	200	194,086
Deutsche Bank AG
1.69%, 03/19/26	500	489,294
Dominion Energy, Inc.
2.25%, 08/15/31	350	333,414
DTE Electric Co.
1.90%, 04/01/28	250	242,971
3.25%, 04/01/51	200	202,176
3.95%, 03/01/49	290	325,911
Duke Energy Carolinas LLC
3.95%, 11/15/28	350	382,687
Duke Energy Florida LLC
2.50%, 12/01/29	350	349,804
Duke Energy Progress LLC
3.45%, 03/15/29	300	317,044
Duke Realty LP
1.75%, 02/01/31	200	184,649
2.88%, 11/15/29	225	229,796
Equinix, Inc.
1.00%, 09/15/25	300	287,407
1.55%, 03/15/28	200	187,333
2.50%, 05/15/31	550	527,122
ERP Operating LP 4.15%, 12/01/28	200	220,668
Evergy Kansas Central, Inc. 2.55%, 07/01/26	200	204,558
Federal Realty Investment Trust 1.25%, 02/15/26	200	192,438
Fifth Third Bancorp 1.71% (United States Secured Overnight Financing Rate+0.69%), 11/01/27	200	194,493
Ford Motor Co. 3.25%, 02/12/32	1,200	1,143,804
	Par
	(000’s)	Value
United States (continued)
HAT Holdings I LLC / HAT Holdings II LLC 144A 6.00%, 04/15/25	$350	$362,759
Healthpeak Properties, Inc.
1.35%, 02/01/27	200	191,402
2.12%, 12/01/28	250	245,073
Host Hotels & Resorts LP
2.90%, 12/15/31	250	235,212
3.38%, 12/15/29	250	248,767
Interstate Power & Light Co.
3.50%, 09/30/49	150	152,999
4.10%, 09/26/28	250	271,516
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	300	281,077
JPMorgan Chase & Co. 0.65% (United States Secured Overnight Financing Rate+0.60%), 09/16/24	525	517,713
0.77% (United States Secured Overnight Financing Rate+0.49%), 08/09/25	500	485,892
Kaiser Foundation Hospitals
2.81%, 06/01/41	600	571,056
3.15%, 05/01/27	280	293,167
Kilroy Realty LP
2.50%, 11/15/32	50	46,832
2.65%, 11/15/33	300	278,371
4.75%, 12/15/28	250	280,646
Leeward Renewable Energy Operations LLC 144A 4.25%, 07/01/29	200	195,808
Massachusetts Institute of Technology 3.96%, 07/01/38	200	229,990
Metropolitan Life Global Funding I 144A 0.95%, 07/02/25 †	350	339,601
MidAmerican Energy Co.
2.70%, 08/01/52	200	182,268
3.10%, 05/01/27 †	225	235,682
3.15%, 04/15/50	200	198,648
3.65%, 04/15/29	400	432,847
3.65%, 08/01/48	400	428,903
3.95%, 08/01/47	275	303,984
4.25%, 07/15/49	525	613,161
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	725	703,371
Northern States Power Co.
2.60%, 06/01/51	250	225,938
2.90%, 03/01/50	250	239,325
3.20%, 04/01/52	200	202,717
NSTAR Electric Co. 3.25%, 05/15/29	325	341,785
Owens Corning 3.95%, 08/15/29	225	240,927

5

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s)	Value
United States (continued)
PacifiCorp 2.90%, 06/15/52	$200	$186,530
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	350	351,629
Piedmont Operating Partnership LP 3.15%, 08/15/30	150	149,495
PNC Financial Services Group, Inc. 2.20%, 11/01/24 †	310	314,800
Prologis LP 1.25%, 10/15/30 †	375	338,589
Public Service Co. of Colorado
3.20%, 03/01/50 †	250	247,735
3.70%, 06/15/28	450	486,420
4.10%, 06/15/48	360	408,648
Public Service Co. of Oklahoma
2.20%, 08/15/31	250	238,229
3.15%, 08/15/51	150	143,900
Regency Centers LP 3.75%, 06/15/24	125	129,952
Renewable Energy Group, Inc. 144A
5.88%, 06/01/28	250	251,496
Seattle Children’s Hospital 2.72%, 10/01/50	150	142,512
SK Battery America, Inc. Reg S
1.62%, 01/26/24	250	246,390
2.12%, 01/26/26	200	192,848
Sonoco Products Co. 2.85%, 02/01/32	200	197,507
Southern Power Co. 4.15%, 12/01/25	700	745,128
Southwestern Public Service Co. 3.15%, 05/01/50	100	98,599
Sunnova Energy Corp. 144A
5.88%, 09/01/26	200	193,218
Toyota Auto Receivables Owner 0.26%, 11/17/25	204	200,892
UDR, Inc. 1.90%, 03/15/33	175	156,714
Union Electric Co. 2.62%, 03/15/51 †	275	251,350
Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	200	201,933
Verizon Communications, Inc.
1.50%, 09/18/30 †	300	272,313
2.85%, 09/03/41	400	374,208
3.88%, 02/08/29	600	646,778
Vornado Realty LP
2.15%, 06/01/26	200	197,007
3.40%, 06/01/31 †	150	149,397
Welltower, Inc.
2.70%, 02/15/27 †	250	256,532
	Par
	(000’s)	Value
United States (continued)
Wisconsin Power and Light Co. 1.95%, 09/16/31	$200	$189,146
		30,929,223
Total Corporate Bonds (Cost: $84,608,139)		81,868,657

GOVERNMENT OBLIGATIONS: 19.8%
Brazil: 0.2%
Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	250	263,969
Canada: 0.5%
CDP Financial, Inc. Reg S 1.00%, 05/26/26	500	484,371
Chile: 1.6%
Chile Government International Bond
2.55%, 01/27/32	850	823,489
3.50%, 01/25/50	850	819,408
		1,642,897
China: 0.2%
China Development Bank Reg S 2.75%, 11/16/22	200	202,195
Egypt: 0.4%
Egypt Government International Bond 144A 5.25%, 10/06/25	200	198,720
Egypt Government International Bond Reg S 5.25%, 10/06/25	200	198,720
		397,440
Hong Kong: 1.9%
Hong Kong Government International Bond 144A
0.62%, 02/02/26	500	479,389
1.38%, 02/02/31	500	472,213
2.38%, 02/02/51	200	178,125
2.50%, 05/28/24	450	461,169
Hong Kong Government International Bond Reg S 1.75%, 11/24/31	400	388,878
		1,979,774
Indonesia: 1.6%
Perusahaan Penerbit SBSN Indonesia III 144A
2.30%, 06/23/25	300	302,640
3.55%, 06/09/51	275	260,662
3.75%, 03/01/23	650	668,847
3.90%, 08/20/24	450	475,922
		1,708,071
Japan: 0.2%
Japan Bank for International Cooperation
1.62%, 01/20/27	200	198,836

6

	Par
	(000’s)	Value
Netherlands: 1.2%
Nederlandse Financierings- Maatschappij voor Ontwikkelingslanden NV Reg S 2.75%, 02/20/24	$200	$205,860
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	300	279,113
2.38%, 03/24/26	750	770,863
		1,255,836
Norway: 0.7%
Kommunalbanken AS 144A
0.50%, 10/21/24	200	194,753
2.12%, 02/11/25	475	484,037
		678,790
Pakistan: 0.2%
Pakistan Water & Power Development Authority Reg S
7.50%, 06/04/31	200	181,828
South Korea: 2.4%
Export-Import Bank of Korea 2.12%, 01/18/32	300	294,105
Export-Import Bank of Korea 144A 1.75%, 10/19/28	450	441,643
Export-Import Bank of Korea Reg S 0.95% (ICE LIBOR USD 3 Month+0.74%), 03/22/23	200	201,288
Incheon International Airport Corp. Reg S 1.25%, 05/04/26	200	194,038
Korea Development Bank
0.40%, 06/19/24	350	341,525
0.75%, 01/25/25	200	194,559
0.94% (ICE LIBOR USD 3 Month+0.72%), 07/06/22	300	300,713
Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	300	309,966
Korea South-East Power Co. Ltd. Reg S 2.12%, 02/03/25	200	201,191
		2,479,028
Sweden: 1.0%
Kommuninvest I Sverige AB 144A
0.38%, 06/19/24	500	489,468
1.62%, 04/24/23	500	503,730
		993,198
United States: 7.7%
City of San Francisco CA Public Utilities Commission Water Revenue
2.83%, 11/01/41	100	97,238
3.30%, 11/01/39	100	102,263
3.47%, 11/01/43	250	256,702
	Par
	(000’s)	Value
United States (continued)
Commonwealth of Massachusetts 3.28%, 06/01/46	$150	$157,694
District of Columbia Water & Sewer Authority 4.81%, 10/01/14	170	241,650
Fannie Mae-Aces
1.44%, 10/25/29	500	482,442
2.44%, 10/25/29	37	38,389
2.52%, 08/25/29	614	633,557
2.55%, 07/25/24	187	191,599
2.78%, 02/25/27	307	321,328
2.90%, 01/25/28	415	437,297
2.94%, 06/25/29	10	10,615
2.96%, 09/25/27	275	290,560
3.05%, 03/25/28	220	233,699
3.06%, 03/25/28	463	492,380
3.09%, 02/25/30	388	414,900
3.14%, 11/25/27	14	14,996
3.32%, 06/25/28	350	379,354
3.55%, 09/25/28	1,165	1,279,108
3.71%, 09/25/30	114	127,886
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30	28,211
2.88%, 04/25/26	285	296,771
Metropolitan Transportation Authority 5.17%, 11/15/49	300	388,057
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	800	798,044
Tennessee Valley Authority 1.50%, 09/15/31	200	192,443
		7,907,183
Total Government Obligations (Cost: $20,855,490)		20,373,416

	Number of Shares
PREFERRED SECURITIES: 0.1% (Cost: $173,320)
Canada: 0.1%
Brookfield Finance, Inc., 4.62%, 10/16/80 †	7,000	164,010

Total Investments Before Collateral for Securities Loaned: 99.3% (Cost: $105,636,949)		102,406,083

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2% (Cost: $2,266,972)

7

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number
	of Shares	Value
Money Market Fund: 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2,266,972	$2,266,972
	Number of Shares	Value
Total Investments: 101.5% (Cost: $107,903,921)		$104,673,055
Liabilities in excess of other assets: (1.5)%		(1,568,275)
NET ASSETS: 100.0%		$103,104,780

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,131,818.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $30,562,993, or 29.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Academic & Educational Services	0.2%	$229,990
Basic Materials	3.7	3,756,031
Consumer Cyclicals	2.2	2,256,402
Consumer Non-Cyclicals	0.4	367,650
Energy	1.6	1,593,663
Financials	41.6	42,572,112
Government Activity	8.6	8,845,832
Healthcare	1.0	1,006,736
Industrials	3.3	3,341,787
Mortgage Securities	5.5	5,673,091
Real Estate	8.5	8,725,319
Technology	2.9	2,996,641
Utilities	20.5	21,040,829
	100.0%	$102,406,083
8